Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provision for Income Taxes
a)	Provision for Income Taxes

(CAD$ in millions)	2017	2016
Current
Current taxes on profits for the year	$1,014	$551
Adjustments for current taxes of prior periods	(15)	(14)

Total current taxes	$999	$537

Deferred
Origination and reversal of temporary differences	$444	$42
Adjustments to deferred taxes of prior periods	23	(2)
Tax losses not recognized (recognition of previously unrecognized losses)	(9)	(10)
Effect due to tax legislative changes	(19)	20

Total deferred taxes	$439	$50

	$1,438	$587

Summary of Reconciliation of Income Taxes
b)	Reconciliation of income taxes calculated at the Canadian statutory income tax rate to the actual provision for income taxes is as follows:

(CAD$ in millions)	2017	2016
Tax (recovery) expense at the Canadian statutory income tax rate of 26.10% (2016 — 26.10%)	$1,038	$425
Tax effect of:
Resource taxes	371	170
Resource and depletion allowances	(128)	(110)
Non-temporary differences including one-half of capital gains and losses	14	(15)
Tax pools not recognized (recognition of previously unrecognized tax pools)	(9)	(10)
Effect due to tax legislative changes	(19)	20
Withholding taxes	57	40
Difference in tax rates in foreign jurisdictions	129	90
Revisions to prior year estimates	12	(5)
Other	(27)	(18)

	$1,438	$587

Summary of Deferred Tax Expense Charged (Credited) to Income Statement
c)	The amount of deferred tax expense charged (credited) to the income statement is as follows:

(CAD$ in millions)	2017	2016
Net operating loss carryforwards	$133	$(154)
Capital allowances in excess of depreciation	775	311
Decommissioning and restoration provisions	(393)	(212)
U.S. alternative minimum tax credits	(31)	(9)
Unrealized foreign exchange losses	89	113
Withholding taxes	(10)	4
Retirement benefit plans	4	2
Other temporary differences	(128)	(5)

	$439	$50

Summary of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities
d)	Temporary differences giving rise to deferred income tax assets and liabilities are as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Net operating loss carryforwards	$58	$32
Property, plant and equipment	(189)	35
Decommissioning and restoration provisions	78	—
U.S. alternative minimum tax credits	143	—
Retirement benefit plans	23	—
Other temporary differences	41	45

Deferred income tax assets	$154	$112

Net operating loss carryforwards	$(1,059)	$(1,218)
Property, plant and equipment	7,390	6,881
Decommissioning and restoration provisions	(754)	(439)
U.S. alternative minimum tax credits	—	(112)
Unrealized foreign exchange	(135)	(224)
Withholding taxes	79	89
Retirement benefit plans	(22)	(92)
Other temporary differences	(101)	11

Deferred income tax liabilities	$5,398	$4,896

Summary of General Movement in Net Deferred Income Taxes Account
e)	The general movement in the net deferred income taxes account is as follows:

(CAD$ in millions)	2017	2016
As at January 1	$4,784	$4,738
Income statement change	439	50
Amounts recognized in equity	—	6
Tax charge relating to components of other comprehensive income	90	37
Foreign exchange and other differences	(69)	(47)

As at December 31	$5,244	$4,784